Pemberwick Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Par
	Value	Value
CORPORATE BONDS AND NOTES- 84.5%
COMMUNICATIONS - 1.3%
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/2022	$385,000	$393,903
Comcast Corp.
1.674% (3 Month LIBOR USD + 0.630%), 04/15/2024 (a)	2,000,000	1,999,826
3.700%, 04/15/2024	250,000	250,821
3.375%, 02/15/2025	200,000	198,472
3.375%, 08/15/2025	100,000	98,729
3.950%, 10/15/2025	125,000	125,670
TWDC Enterprises 18 Corp.
2.350%, 12/01/2022	400,000	399,145
		3,466,566

CONSUMER, CYCLICAL - 0.8%
American Honda Finance Corp.
2.600%, 11/16/2022	50,000	49,948
0.875%, 07/07/2023	300,000	292,786
3.625%, 10/10/2023	200,000	200,628
3.550%, 01/12/2024	250,000	250,496
2.150%, 09/10/2024	250,000	241,976
PACCAR Financial Corp.
3.400%, 08/09/2023	60,000	60,036
2.150%, 08/15/2024	300,000	291,946
Target Corp.
3.500%, 07/01/2024	250,000	250,913
Toyota Motor Credit Corp.
2.150%, 09/08/2022	30,000	29,991
0.450%, 01/11/2024	300,000	287,375
2.900%, 04/17/2024	250,000	247,684
		2,203,779

CONSUMER, NON-CYCLICAL - 2.2%
Abbott Laboratories
3.875%, 09/15/2025	250,000	252,731
AmerisourceBergen Corp.
0.737%, 03/15/2023	202,000	198,173
Astrazeneca Finance LLC
0.700%, 05/28/2024	350,000	331,993
Bristol-Myers Squibb Co.
3.250%, 11/01/2023	125,000	125,249
Church & Dwight Co., Inc.
2.450%, 08/01/2022	300,000	300,000
Cigna Corp.
1.934% (3 Month LIBOR USD + 0.890%), 07/15/2023 (a)	2,000,000	2,001,799
3.750%, 07/15/2023	300,000	300,803
Colgate-Palmolive Co.
2.250%, 11/15/2022	75,000	74,870
Diageo Investment Corp.
8.000%, 09/15/2022	391,000	395,007
Estee Lauder Cos., Inc.
2.350%, 08/15/2022	300,000	300,026
Gilead Sciences, Inc.
0.750%, 09/29/2023	300,000	290,488
3.700%, 04/01/2024	300,000	300,490
3.500%, 02/01/2025	300,000	296,743
Novartis Capital Corp.
3.400%, 05/06/2024	50,000	50,248
PepsiCo, Inc.
3.600%, 03/01/2024	100,000	100,722
Unilever Capital Corp.
3.125%, 03/22/2023	300,000	300,794
UnitedHealth Group, Inc.
3.500%, 02/15/2024	260,000	261,273
		5,881,409

Energy - 0.8%
Baker Hughes Holdings LLC
1.231%, 12/15/2023	300,000	291,413
BP Capital Markets America, Inc.
2.750%, 05/10/2023	100,000	99,835
3.790%, 02/06/2024	350,000	351,639
3.796%, 09/21/2025	250,000	251,095
Chevron USA, Inc.
3.900%, 11/15/2024	250,000	253,112
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	300,000	302,753
EOG Resources, Inc.
2.625%, 03/15/2023	100,000	99,644
Exxon Mobil Corp.
2.992%, 03/19/2025	300,000	295,779
Phillips 66
3.850%, 04/09/2025	300,000	298,424
		2,243,694

FINANCIAL - 74.7%
American Express Co.
1.896% (3 Month LIBOR USD + 0.610%), 08/01/2022 (a)	1,391,000	1,391,000
1.783% (SOFR + 0.650%), 11/04/2026 (a)	5,800,000	5,601,102
AvalonBay Communities, Inc.
4.200%, 12/15/2023	250,000	251,183
3.500%, 11/15/2024	300,000	296,654
3.500%, 11/15/2025	300,000	291,812
Banco Santander SA
2.595% (3 Month LIBOR USD + 1.090%), 02/23/2023 (a)	9,750,000	9,785,838
2.131% (3 Month LIBOR USD + 1.120%), 04/12/2023 (a)	2,900,000	2,899,303
Bank of America Corp.
2.401% (3 Month LIBOR USD + 0.790%), 03/05/2024 (a)	3,206,000	3,187,192
1.938% (BSBY3M + 0.430%), 05/28/2024 (a)	6,200,000	6,104,892
1.763% (SOFR + 0.730%), 10/24/2024 (a)	2,390,000	2,368,040
1.820% (SOFR + 0.660%), 02/04/2025 (a)	900,000	887,864
Bank of Montreal
2.351% (3 Month LIBOR USD + 0.630%), 09/11/2022 (a)	3,300,000	3,299,133
2.126% (SOFRINDX + 0.680%), 03/10/2023 (a)	1,200,000	1,197,509
1.125% (SOFRINDX + 0.270%), 04/14/2023 (a)	5,000,000	4,972,374
1.780% (SOFRINDX + 0.350%), 12/08/2023 (a)	1,100,000	1,089,384
1.253% (SOFR + 0.465%), 01/10/2025 (a)	1,971,000	1,934,140
2.108% (SOFR + 0.620%), 09/15/2026 (a)	2,500,000	2,421,860
Bank of Nova Scotia
2.038% (SOFR + 0.550%), 09/15/2023 (a)	2,000,000	1,989,807
1.441% (SOFR + 0.380%), 07/31/2024 (a)	7,000,000	6,897,594
2.098% (SOFR + 0.610%), 09/15/2026 (a)	6,000,000	5,813,966
Canadian Imperial Bank of Commerce
2.315% (SOFR + 0.800%), 03/17/2023 (a)	1,075,000	1,074,762
Capital One Financial Corp.
1.959% (3 Month LIBOR USD + 0.720%), 01/30/2023 (a)	6,663,000	6,651,145
2.120% (SOFR + 0.690%), 12/06/2024 (a)	5,900,000	5,743,861
2.523% (SOFR + 1.350%), 05/09/2025 (a)	1,000,000	986,548
Citigroup, Inc.
2.134% (3 Month LIBOR USD + 0.950%), 07/24/2023 (a)	8,135,000	8,116,351
3.010% (3 Month LIBOR USD + 1.430%), 09/01/2023 (a)	2,000,000	1,998,247
2.544% (3 Month LIBOR USD + 1.100%), 05/17/2024 (a)	2,150,000	2,132,398
1.672% (SOFR + 0.694%), 01/25/2026 (a)	2,585,000	2,498,122
Credit Suisse Group AG
2.945% (3 Month LIBOR USD + 1.200%), 12/14/2023 (Acquired 09/11/2017, Cost $2,302,800) (a)(c)	2,300,000	2,298,993
2.961% (3 Month LIBOR USD + 1.240%), 06/12/2024 (Acquired 06/06/2018 through 06/07/2018, Cost $1,004,352) (a)(c)	1,000,000	1,001,635
ERP Operating LP
3.000%, 04/15/2023	300,000	299,509
3.375%, 06/01/2025	300,000	294,359
Federal Realty OP LP
2.750%, 06/01/2023	150,000	148,973
3.950%, 01/15/2024	217,000	216,674
Goldman Sachs Group, Inc.
2.255% (3 Month LIBOR USD + 0.750%), 02/23/2023 (a)	300,000	299,575
2.184% (3 Month LIBOR USD + 1.000%), 07/24/2023 (a)	3,449,000	3,446,021
3.198% (3 Month LIBOR USD + 1.600%), 11/29/2023 (a)	4,800,000	4,817,866
HSBC Holdings PLC
2.455% (3 Month LIBOR USD + 1.000%), 05/18/2024 (a)	6,010,000	5,962,809
2.834% (SOFR + 1.430%), 03/10/2026 (a)	4,000,000	3,960,691
M&T Bank Corp.
1.894% (3 Month LIBOR USD + 0.680%), 07/26/2023 (a)	6,000,000	6,006,899
MetLife, Inc.
4.368%, 09/15/2023	250,000	253,104
3.000%, 03/01/2025	100,000	98,193
3.600%, 11/13/2025	125,000	124,341
Mitsubishi UFJ Financial Group, Inc.
2.351% (3 Month LIBOR USD + 0.740%), 03/02/2023 (a)	4,432,000	4,433,077
2.074% (3 Month LIBOR USD + 0.860%), 07/26/2023 (a)	2,851,000	2,850,906
Mizuho Financial Group, Inc.
2.401% (3 Month LIBOR USD + 0.790%), 03/05/2023 (a)	7,420,000	7,421,492
1.884% (3 Month LIBOR USD + 0.840%), 07/16/2023 (a)	3,000,000	2,999,948
2.218% (SOFR + 0.960%), 05/22/2026 (a)	4,500,000	4,391,556
Morgan Stanley
2.584% (3 Month LIBOR USD + 1.400%), 10/24/2023 (a)	5,800,000	5,800,535
2.591% (3 Month LIBOR USD + 1.220%), 05/08/2024 (a)	8,529,000	8,533,627
Principal Financial Group, Inc.
3.125%, 05/15/2023	250,000	249,514
Prologis LP
2.125%, 04/15/2027	300,000	273,963
Public Storage
2.370%, 09/15/2022	180,000	179,853
Realty Income Corp.
4.600%, 02/06/2024	230,000	232,072
3.875%, 07/15/2024	296,000	296,627
3.875%, 04/15/2025	150,000	149,029
4.125%, 10/15/2026	300,000	298,918
Royal Bank of Canada
1.101% (SOFR + 0.340%), 10/07/2024 (a)	2,471,000	2,425,926
1.390% (SOFRINDX + 0.440%), 01/21/2025 (a)	1,000,000	980,800
1.603% (SOFR + 0.570%), 04/27/2026 (a)	4,324,000	4,190,988
1.669% (SOFR + 0.590%), 11/02/2026 (a)	2,350,000	2,272,872
Simon Property Group LP
3.750%, 02/01/2024	250,000	249,874
2.000%, 09/13/2024	350,000	334,952
3.375%, 10/01/2024	250,000	246,757
3.500%, 09/01/2025	100,000	97,572
3.300%, 01/15/2026	400,000	387,356
Sumitomo Mitsui Financial Group, Inc.
1.784% (3 Month LIBOR USD + 0.740%), 01/17/2023 (a)	1,980,000	1,976,869
1.904% (3 Month LIBOR USD + 0.860%), 07/19/2023 (a)	2,200,000	2,198,192
The Bank of New York Mellon Corp.
2.289% (3 Month LIBOR USD + 1.050%), 10/30/2023 (a)	9,036,000	9,036,808
Truist Financial Corp.
1.838% (SOFR + 0.400%), 06/09/2025 (a)	8,165,000	7,929,593
UBS Group AG
1.675% (SOFR + 0.320%), 06/01/2023 (Acquired 05/24/2021, Cost $8,000,000) (a)(c)	8,000,000	7,971,774
2.361% (3 Month LIBOR USD + 0.950%), 08/15/2023 (Acquired 10/05/2017, Cost $1,501,288) (a)(c)	1,500,000	1,499,581
Wells Fargo & Co.
2.469% (3 Month LIBOR USD + 1.230%), 10/31/2023 (a)	925,000	925,586
		201,948,340
Industrial - 0.9%
Burlington Northern Santa Fe LLC
3.000%, 04/01/2025	100,000	98,622
7.000%, 12/15/2025	215,000	238,244
Caterpillar Financial Services Corp.
2.150%, 11/08/2024	300,000	290,981
Caterpillar, Inc.
3.400%, 05/15/2024	60,000	60,246
General Dynamics Corp.
2.250%, 11/15/2022	60,000	59,970
General Electric Co.
4.109% (3 Month LIBOR USD + 2.280%), 12/29/2049 (a)	1,234,000	877,991
John Deere Capital Corp.
2.800%, 01/27/2023	60,000	60,178
0.400%, 10/10/2023	300,000	290,585
2.650%, 06/24/2024	250,000	246,960
The Boeing Co.
2.800%, 03/01/2023	120,000	119,342
2.850%, 10/30/2024	100,000	96,899
2.500%, 03/01/2025	100,000	94,650
		2,534,668

TECHNOLOGY - 0.8%
Apple, Inc.
2.400%, 05/03/2023	60,000	59,680
3.000%, 02/09/2024	250,000	249,591
3.200%, 05/13/2025	150,000	150,212
Intel Corp.
3.100%, 07/29/2022	50,000	50,049
International Business Machines Corp.
3.375%, 08/01/2023	300,000	300,694
3.625%, 02/12/2024	100,000	100,297
3.000%, 05/15/2024	250,000	248,231
7.000%, 10/30/2025	150,000	164,858
Intuit, Inc.
0.650%, 07/15/2023	300,000	291,585
KLA Corp.
4.650%, 11/01/2024	255,000	258,912
Xilinx, Inc.
2.950%, 06/01/2024	345,000	342,681
		2,216,790

UTILITIES - 3.0%
Arizona Public Service Co.
3.350%, 06/15/2024	350,000	345,968
3.150%, 05/15/2025	300,000	294,526
Atmos Energy Corp.
0.625%, 03/09/2023	300,000	294,781
Baltimore Gas and Electric Co.
3.350%, 07/01/2023	300,000	299,201
Berkshire Hathaway Energy Co.
3.750%, 11/15/2023	250,000	251,745
3.500%, 02/01/2025	200,000	200,252
CenterPoint Energy Resources Corp.
0.700%, 03/02/2023	350,000	342,843
Commonwealth Edison Co.
3.100%, 11/01/2024	300,000	298,422
Duke Energy Progress LLC
3.250%, 08/15/2025	100,000	99,345
Entergy Arkansas LLC
3.050%, 06/01/2023	250,000	249,353
3.700%, 06/01/2024	300,000	301,227
Entergy Louisiana LLC
0.950%, 10/01/2024	300,000	281,955
5.400%, 11/01/2024	100,000	103,409
Georgia Power Co.
3.250%, 04/01/2026	300,000	291,749
Louisville Gas and Electric Co.
3.300%, 10/01/2025	150,000	148,439
National Rural Utilities Cooperative Finance Corp.
1.875%, 02/07/2025	300,000	286,910
PacifiCorp
3.600%, 04/01/2024	210,000	210,425
PECO Energy Co.
3.150%, 10/15/2025	428,000	422,721
Potomac Electric Power Co.
3.600%, 03/15/2024	140,000	140,265
Public Service Co of Colorado
2.500%, 03/15/2023	400,000	397,647
Public Service Electric and Gas Co.
3.750%, 03/15/2024	350,000	350,885
3.000%, 05/15/2025	175,000	171,634
0.950%, 03/15/2026	300,000	271,400
San Diego Gas & Electric Co.
3.600%, 09/01/2023	250,000	251,714
Southern California Edison Co.
3.400%, 06/01/2023	300,000	298,569
3.500%, 10/01/2023	300,000	299,845
1.100%, 04/01/2024	300,000	285,578
Virginia Electric and Power Co.
3.450%, 09/01/2022	300,000	300,080
2.750%, 03/15/2023	300,000	298,099
Wisconsin Electric Power Co.
2.050%, 12/15/2024	350,000	337,848
		8,126,835
TOTAL CORPORATE BONDS (Cost $231,935,387)		228,622,081

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%
Federal Home Loan Mortgage Corporation REMICS - 0.8%
Seires 2989, Class TG
5.000%, 06/15/2025	5,050	5,125
Series 3002, Class YD
4.500%, 07/15/2025	28,317	28,520
Series 3775, Class EM
3.500%, 11/15/2025	13,843	13,905
Series 4266, Class BG
2.500%, 04/15/2026	29,520	29,149
Series 3917, Class AB
1.750%, 07/15/2026	8,566	8,536
Series 3970, Class HB
3.000%, 12/15/2026	139,840	139,284
Series 4020, Class PA
2.750%, 03/15/2027	22,726	22,567
Series 2097, Class PZ
6.000%, 11/15/2028	161,888	170,706
Series 2091, Class PG
6.000%, 11/15/2028	105,651	111,167
Series 4311, Class TD
2.500%, 02/15/2029	99,532	98,186
Series 2526, Class FI
2.324% (1 Month LIBOR USD + 1.000%), 02/15/2032 (a)	23,390	23,806
Series 4203, Class DM
3.000%, 04/15/2033	67,304	66,742
Series 4363, Class EJ
4.000%, 05/15/2033	38,185	38,702
Series 2682, Class LD
4.500%, 10/15/2033	27,274	28,181
Series 4453, Class DA
3.500%, 11/15/2033	64,033	64,333
Series 2759, Class TC
4.500%, 03/15/2034	167,561	173,054
Series 2933, Class HD
5.500%, 02/15/2035	3,908	4,087
Series 4843, Class GH
3.750%, 10/15/2039	730	731
Series 4417, Class EG
2.500%, 01/15/2040	161,957	160,890
Series 3786, Class NA
4.500%, 07/15/2040	13,666	14,048
Series 4045, Class HC
2.000%, 07/15/2041	2,706	2,689
Series 4002, Class LB
2.000%, 09/15/2041	74,792	71,799
Series 4171, Class NG
2.000%, 06/15/2042	97,163	91,331
Series 4309, Class JD
2.000%, 10/15/2043	15,637	14,976
Series 4716, Class PA
3.000%, 07/15/2044	109,802	108,387
Series 4472, Class MA
3.000%, 05/15/2045	328,005	318,367
Series 4949, Class PM
2.500%, 02/25/2050	174,964	160,749
		1,970,017
Federal National Mortgage Association REMICS - 0.9%
Series 2005-40, Class YG
5.000%, 05/25/2025	4,619	4,649
Series 2011-110, Class CY
3.500%, 11/25/2026	192,252	190,497
Series 2007-27, Class MQ
5.500%, 04/25/2027	2,051	2,104
Series 2012-101, Class AB
1.500%, 06/25/2027	46,169	45,070
Series 2012-66, Class HE
1.500%, 06/25/2027	17,940	17,472
Series 2012-148, Class BQ
1.250%, 01/25/2028	71,647	68,596
Series 2013-124, Class BD
2.500%, 12/25/2028	44,224	43,839
Series 2014-8, Class DA
4.000%, 03/25/2029	35,446	35,433
Series 2002-56, Class PE
6.000%, 09/25/2032	61,185	65,662
Series 2013-72, Class HG
3.000%, 04/25/2033	132,159	130,626
Series 2003-127, Class EG
6.000%, 12/25/2033	82,325	88,363
Series 2004-60, Class AB
5.500%, 04/25/2034	118,381	119,393
Series 2005-48, Class AU
5.500%, 06/25/2035	43,329	45,218
Series 2005-64, Class PL
5.500%, 07/25/2035	10,408	10,892
Series 2005-68, Class PG
5.500%, 08/25/2035	9,496	9,981
Series 2005-83, Class LA
5.500%, 10/25/2035	4,837	5,037
Series 2006-57, Class AD
5.750%, 06/25/2036	7,000	7,084
Series 2011-9, Class LH
3.500%, 01/25/2039	56,292	56,438
Series 2010-68, Class EP
4.500%, 12/25/2039	9,253	9,275
Series 2014-19, Class HA
2.000%, 06/25/2040	35,090	33,905
Series 2011-146, Class LX
3.500%, 10/25/2040	182,626	183,138
Series 2010-123, Class BP
4.500%, 11/25/2040	75,610	77,437
Series 2012-31, Class NP
2.000%, 04/25/2041	13,246	13,043
Series 2012-31, Class PA
2.000%, 09/25/2041	27,406	26,135
Series 2013-18, Class PA
2.000%, 11/25/2041	89,320	85,758
Series 2012-102, Class HA
2.000%, 02/25/2042	58,969	56,164
Series 2012-90, Class DA
1.500%, 03/25/2042	31,090	28,973
Series 2012-134, Class VP
3.000%, 10/25/2042	91,892	91,467
Series 2012-139, Class JA
3.500%, 12/25/2042	197,468	195,272
Series 2013-6, Class LD
2.000%, 02/25/2043	40,645	37,893
Series 2013-14, Class QD
1.500%, 03/25/2043	29,920	26,448
Series 2015-8, Class PC
2.500%, 10/25/2044	223,247	216,394
Series 2016-105, Class PA
3.500%, 04/25/2045	219,221	219,837
Series 2016-60, Class Q
1.750%, 09/25/2046	90,994	85,856
Series 2017-77, Class BA
2.000%, 10/25/2047	71,839	66,978
		2,400,327
Government National Mortgage Association REMICS - 0.2%
Series 2013-88, Class WA
4.854%, 06/20/2030 (a)	11,477	11,614
Series 2007-11, Class PE
5.500%, 03/20/2037	27,773	28,715
Series 2009-10, Class DE
5.000%, 04/16/2038	142,988	144,802
Series 2010-112, Class NG
2.250%, 09/16/2040	89,223	85,384
Series 2013-64, Class LP
1.500%, 08/20/2041	143,881	135,256
Series 2013-56, Class AP
2.000%, 11/16/2041	77,398	73,343
Series 2012-106, Class MA
2.000%, 11/20/2041	92,182	88,419
Series 2012-48, Class MA
2.500%, 04/16/2042	54,608	52,488
		620,021
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,102,246)		4,990,365

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.6%
Federal Home Loan Mortgage Corp. - 0.1%
5.500%, 04/01/2023, Gold Pool #G13145	403	405
4.000%, 02/01/2026, Gold Pool #J14494	7,888	7,988
4.000%, 06/01/2026, Gold Pool #J15974	3,190	3,235
3.000%, 12/01/2026, Gold Pool #J17508	29,139	29,079
4.500%, 06/01/2029, Gold Pool #C91251	4,033	4,079
4.500%, 12/01/2029, Gold Pool #C91281	8,571	8,690
4.500%, 04/01/2030, Gold Pool #C91295	4,557	4,620
3.000%, 05/01/2047, Pool #ZT1361	252,088	239,318
5.000%, 05/01/2023, Pool #254762	562	575
		297,989
Federal National Mortgage Association - 0.5%
5.500%, 01/01/2024, Pool #AD0471	1	1
5.000%, 12/01/2025, Pool #256045	5,506	5,630
5.500%, 05/01/2028, Pool #257204	5,964	6,203
4.000%, 08/01/2029, Pool #MA0142	6,885	7,004
3.500%, 12/01/2031, Pool #MA0919	256,123	256,209
2.000%, 03/01/2036, Pool #BP3785	378,632	353,949
5.500%, 04/01/2037, Pool #AD0249	10,345	11,072
5.000%, 10/01/2039, Pool #AC3237	21,335	22,481
3.000%, 08/01/2040, Pool #BP6567	158,761	150,448
3.000%, 06/01/2046, Pool #FM5719	374,005	358,169
3.000%, 11/01/2049, Pool #FM2014	238,249	223,660
		1,394,826
Freddie Mac Strips - 0.0%
FHS 292 150
1.500%, 11/01/2027	48,130	46,228
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,885,097)		1,739,043

US GOVERNMENT NOTES/BONDS - 6.9%
Government - 6.9%
United States Treasury Note/Bond
2.000%, 07/31/2022	500,000	500,353
1.875%, 08/31/2022	500,000	500,249
1.875%, 09/30/2022	600,000	600,097
1.375%, 10/15/2022	300,000	299,396
0.125%, 10/31/2022	600,000	596,057
2.000%, 11/30/2022	500,000	499,229
2.125%, 12/31/2022	500,000	498,958
1.500%, 01/15/2023	300,000	298,133
0.125%, 03/31/2023	200,000	196,124
0.125%, 04/30/2023	200,000	195,508
1.250%, 07/31/2023	2,809,000	2,758,800
0.375%, 10/31/2023	200,000	193,297
2.250%, 12/31/2023	400,000	395,812
2.125%, 02/29/2024	600,000	591,984
2.125%, 03/31/2024	400,000	394,203
2.000%, 04/30/2024	720,000	707,597
2.500%, 05/15/2024	500,000	495,664
0.375%, 07/15/2024	500,000	474,307
1.250%, 08/31/2024	200,000	192,711
0.375%, 09/15/2024	600,000	566,391
1.500%, 10/31/2024	300,000	289,910
1.500%, 11/30/2024	200,000	192,977
1.750%, 12/31/2024	400,000	387,727
2.250%, 12/31/2024	500,000	490,820
1.375%, 01/31/2025	575,000	551,584
2.000%, 02/15/2025	500,000	487,285
0.500%, 03/31/2025	600,000	560,051
0.375%, 04/30/2025	400,000	371,289
2.125%, 05/15/2025	800,000	780,594
0.250%, 05/31/2025	600,000	553,746
0.250%, 06/30/2025	1,000,000	920,840
2.750%, 06/30/2025	500,000	496,230
2.875%, 07/31/2025	500,000	497,852
2.750%, 08/31/2025	500,000	495,664
2.250%, 11/15/2025	520,000	506,634
2.625%, 01/31/2026	200,000	197,160
TOTAL US GOVERNMENT NOTES/BONDS (Cost $19,340,823)		18,735,233
	Shares
SHORT-TERM INVESTMENTS - 5.9%
MONEY MARKET FUNDS - 5.9%
First American Government Obligations Fund Class X - 1.30% (b)	15,850,579	15,850,579
SHORT-TERM INVESTMENTS TOTAL (Cost 15,850,579)		15,850,579
Total Investments (Cost $274,114,132) - 99.8%		269,937,301
Other Assets in Excess of Liabilities - 0.2%		578,442
TOTAL NET ASSETS - 100.0%		$270,515,743

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index
BSBY3M - Bloomberg Short-Term Bank Yield Index (3-month)
(a) Variable or Floating Rate Security. The rate shown represents the rate at June 30, 2022.
(b) The rate shown represents the fund's 7-day yield as of June 30, 2022.
(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified
\institutional buyers. At June 30, 2022, the market value of these securities total $12,771,983 which represents 4.7% of total net assets.

Summary of Fair Value Measurements at June 30, 2022 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales or similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees ("Board"). Short-term debt securities are generally classified in level 1 or level 2 of the fair market heirarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which, as of June 30, 2022, is comprised of officers of the Trust. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of June 30, 2022:

	Level 1	Level 2	Level 3	Total

Corporate Bonds and Notes	$-	$228,622,081	$-	$228,622,081
Collateralized Mortgage Obligations	-	4,990,365	-	4,990,365
U.S. Government Agency Obligations	-	1,739,043	-	1,739,043
U.S. Treasury Obligations	-	18,735,233	-	18,735,233
Short-Term Investments	15,850,579	-	-	15,850,579
Total Investments in Securities	$15,850,579	$254,086,722	$-	$269,937,301

Refer to the Fund's Schedule of Investments for a more detailed break-out of securities.